Pensions and Post Retirement Benefits - Pension and Post Retirement Expenses Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Employee benefits	$ 398.2	$ 448.5
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Defined benefit plan expense	24.3	18.8
Defined contribution pension plan expense	53.7	53.1
Employee benefits	38.2	80.3
Post retirement benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plan expense	(39.8)	$ 8.4
Post retirement benefit plans | Odyssey Group
Disclosure of defined benefit plans [line items]
Defined benefit plan expense	$ 48.5